DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability					$ 2,121,000	$ 361,152
Recognized derivative liabilities					3,982,000
Decreased derivative liability					550,152
Loss on extinguishment of debt					1,672,000
Derivative liabilities secured convertible debentures	$ 680,000		$ 680,000
Derivative, gain (loss) on derivative, net	(122,000)	$ (141,497)	1,671,000	$ 124,369	(549,714)	361,152
Derivative liability balance related to embedded conversion feature	3,639,000		3,639,000
Derivative liabilities measurement input, Stock price	$ 833,000		$ 833,000		$ 2,121,000	$ 361,152